STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Stock based compensation expense	$ 9,142	$ 8,827	$ 2,159
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance	11,468	10,618
Stock based compensation expense	191	850
Expiration of unexercised stock options
Balance	11,659	11,468	10,618
Stock Option Reserve [Member]
IfrsStatementLineItems [Line Items]
Balance	7,977	58
Stock based compensation expense	8,951	7,977
Expiration of unexercised stock options		(58)
Balance	$ 16,928	$ 7,977	$ 58